Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 190,380	$ 40,394	$ 80,303
Adjustments to reconcile net income to net cash provided by operating activities, net of effects of businesses acquired:
Depreciation and amortization	206,436	216,448	213,056
Non-cash impairments	17,020	5,137	44,399
Amortization of debt discount and issuance costs	35,537	24,773	20,451
Share-based compensation expense	40,113	34,442	28,288
Excess tax benefits from share-based compensation			(782)
Deferred income taxes	(23,272)	60,176	(63,981)
(Gain) loss on marketable securities	(2,725)	1,055	(1,360)
Reversals of contingent consideration	0	(3,269)	(6,501)
Other items, net including fair value changes in derivatives	(8,834)	(4,521)	19,435
Net changes in operating assets and liabilities:
Accounts receivable	(41,813)	(34,165)	(12,238)
Inventories	(36,918)	(21,633)	(20,346)
Prepaid expenses and other current assets	(9,942)	(5,245)	6,640
Other long-term assets	(30,312)	(16,786)	3,549
Accounts payable	6,993	4,321	(1,466)
Accrued and other current liabilities	(13,317)	2,828	10,618
Income taxes	14,239	(41,266)	13,483
Other long-term liabilities	15,911	24,090	8,054
Net cash provided by operating activities	359,496	286,779	341,602
Cash flows from investing activities:
Purchases of property, plant and equipment	(109,773)	(90,081)	(74,536)
Proceeds from sale of equipment	0	42	63
Purchases of intangible assets	(40,990)	(34,324)	(19,388)
Purchases of investments, net	(9,398)	(4,777)	(23,448)
Cash paid for acquisitions, net of cash acquired	(172,832)	(50,549)	(90,490)
Purchases of short-term investments	(568,002)	(450,564)	(496,304)
Proceeds from redemptions of short-term investments	691,765	189,006	533,847
Proceeds from divestiture	16,394	0	0
Cash paid for collateral asset	(3,461)	(20,707)	(1,200)
Other investing activities	(15,059)	(2,310)	(7,600)
Net cash used in investing activities	(211,356)	(464,264)	(179,056)
Cash flows from financing activities:
Proceeds from long-term debt, net of issuance costs	0	329,875	0
Proceeds from issuance of cash convertible notes, net of issuance costs	494,879	394,391	0
Purchase of call option related to cash convertible notes	(97,277)	(73,646)	0
Proceeds from issuance of warrants, net of issuance costs	72,406	45,396	0
Capital repayment	0	(243,945)	0
Repayment of long-term debt	0	0	(6,738)
Principal payments on capital leases	(1,308)	(1,402)	(1,322)
Excess tax benefits from share-based compensation			782
Proceeds from issuance of common shares	4,412	6,075	6,269
Purchase of treasury shares	(104,685)	(60,970)	0
Other financing activities	(8,019)	(8,587)	(9,595)
Net cash provided by (used in) financing activities	360,408	387,187	(10,604)
Effect of exchange rate changes on cash and cash equivalents	(7,183)	8,832	(2,773)
Net increase in cash and cash equivalents	501,365	218,534	149,169
Cash and cash equivalents, beginning of period	657,714	439,180	290,011
Cash and cash equivalents, end of period	1,159,079	657,714	439,180
Supplemental cash flow disclosures:
Cash paid for interest	25,902	20,252	18,227
Cash paid for income taxes	29,317	40,499	22,670
Supplemental disclosure of non-cash investing activities:
Equipment purchased through capital lease	$ 0	$ 88	$ 113